Leases - Summary of Lease Amounts Recognized in Consolidated Statements of Financial Position (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Disclosure Of Leases [Line Items]
Right-of-use assets	$ 3,212	$ 3,645
Lease liabilities
Current	1,147	1,137
Non-current	$ 2,566	$ 2,863